Cover	Oct. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2021
Entity File Number	000-55155
Entity Registrant Name	NANO MOBILE HEALTHCARE, INC.
Entity Central Index Key	0001497130
Entity Tax Identification Number	98-0659770
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Boston Place
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02108
City Area Code	(877)
Local Phone Number	626-6681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.00001
Trading Symbol	VNTH
Entity Emerging Growth Company	false